Concentration	12 Months Ended
Feb. 28, 2023
Risks and Uncertainties [Abstract]
Concentration

17. CONCENTRATION

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents, accounts receivable, other receivables, deposits and other assets, short-term investments, short-term investments under fair value and long-term investments under fair value. The Group places its cash and cash equivalents and investments with financial institutions with high-credit ratings. The Group conducts credit evaluations of its customers and suppliers, and generally does not require collateral or other security from them. The Group evaluates its collection experience and long outstanding balances to determine the need for an allowance for doubtful accounts.

The Group evaluates its concentrations of the continuing operations are as follows:

(a) Major customers:

For the years ended February 28, 2021, 2022 and 2023, the customers who accounted for 10% or more of total revenues are presented as follows:

	For the Years Ended
	February 28, 2021		February 28, 2022		February 28, 2023
	RMB	%	RMB	%	RMB	US$	%
Customer A	—	—	—	—	7,381	1,065	22
Total	—	—	—	—	7,381	1,065	22

As of February 28, 2022 and 2023, the customers who accounted for 10% or more of accounts receivable are presented as follows:

	As of
	February 28, 2022		February 28, 2023
	RMB	%	RMB	US$	%
Customer B	—	—	492	71	55
Customer C	—	—	100	14	11
Total	—	—	592	85	66

(b) Major suppliers:

For the years ended February 28, 2021, 2022 and 2023, there was no supplier accounting for 10% or more of the cost of revenues.